Revenue, operating profit and segment analysis - Summary of reconciliation of operating profit to adjusted operating profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, operating profit and segment analysis
Operating profit	£ 2,861	£ 2,682	£ 2,323	£ 1,884	£ 1,525
Adjustments:
Amortisation of acquired intangible assets	258	280	296
Acquisition and disposal related items	69	56	62
Reclassification of tax in joint ventures and associates	12	12	4
Reclassification of finance income in joint ventures and associates	(1)		(2)
Adjusted operating profit	£ 3,199	£ 3,030	£ 2,683	£ 2,210	£ 2,076